RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

On January 26, 2018, the Company issued 10,380,000 Ordinary Shares to our Beneficial Owners, including some of our executive officers and directors indirectly, in connection with entering into the VIE contractual arrangements, in a private transaction under the Cayman Island laws, with 10,200,000 Ordinary Shares issued to MDJM LTD, an entity 100% controlled by Siping Xu, our CEO, chairman of the board and director, 10,000 Ordinary Shares issued to CANDM LTD, an entity 100% controlled by Yang Li, our director, and 10,000 Ordinary Shares issued to MNCC LTD, an entity 100% controlled by Mengnan Wang, our CFO.

The MDJM LTD conducts real estate services business through Mingda Tianjin, a VIE that we control through a series of contractual arrangements between our PRC subsidiary WFOE, Mingda Tianjin and its shareholders including but not limited to our principal shareholder, Mr. Siping Xu. Such contractual arrangements provide MDJM LTD (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from our involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of our power over Mingda Tianjin to affect the amount of our returns.